Accounts receivable (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Trade receivables	$ 1,297,792	$ 0
Other receivables	86,523	61,279
Accounts receivable, gross	1,384,315	61,279
Allowance for doubtful accounts	0	0
Accounts receivable, net	$ 1,384,315	$ 61,279